Trade payables (Details) - Schedule of Trade Payables - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Trade Payables [Abstract]
Trade payables due to related parties	$ 3,036,901	$ 2,716,238
Trade payables – Others	5,345,807	4,038,790
Employee related payables	47,446	47,752
Total	$ 8,430,154	$ 6,802,780